-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2006
                                        Estimated average burden
                                        hours per response..........22.8
                                        -----------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March  31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          4 Stamford Plaza
                  107 Elm Street, 7th Floor
                  Stamford, CT 06902

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-588-2000

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien                              STAMFORD, CT                                MAY 10, 2006
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]


Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                        ------------------

Form 13F Information Table Entry Total:                                 66
                                                        ------------------

Form 13F Information Table Value Total:                         $2,750,247
                                                        ------------------
                                                               (thousands)

2750247

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
    ---------------        ----------------------------       ------------------
         None.


                                           Andor Capital Management LLC
                                            Form 13F Information Table
                                           Quarter ended March 31, 2006

                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                TITLE           FAIR MARKET SHARES OR
                                 OF   CUSIP        VALUE    PRINCIPAL SH/ PUT/      SHARED SHARED OTHER
ISSUER                          CLASS NUMBER  (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3COM CORP COM                     COM 885535104     $84       16,500   SH      SOLE                           16,500
----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC COM                 COM 00724F101   $41,451    1,186,000 SH      SOLE                         1,186,000
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVIC
ES INC US                         COM 007903107   $76,334    2,302,000 SH      SOLE                         2,302,000
----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC CLASS A
SHS NEW                           COM 00845V308     $232      15,426   SH      SOLE                           15,426
----------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECH COM STK               COM 00971T101   $23,878     726,000  SH      SOLE                          726,000
----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SR-L ADR           ADRS 02364W105   $77,856    2,272,500 SH      SOLE                         2,272,500
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PWR CONVERSION CORP      COM 029066107   $22,301     965,000  SH      SOLE                          965,000
----------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC CL A COM         COM 037604105   $35,969     685,000  SH      SOLE                          685,000
----------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC COM            COM 037833100   $65,856    1,050,000 SH      SOLE                         1,050,000
----------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMMS                     COM 04743P108   $14,719     562,000  SH      SOLE                          562,000
----------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES INC CAD NPV      COM 001941103   $16,235     945,000  SH      SOLE                          945,000
----------------------------------------------------------------------------------------------------------------------------------
AVAYA COM STK                     COM 053499109     $528      46,694   SH      SOLE                           46,694
----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP CLASS A COM STK     COM 111320107   $157,966   3,660,000 SH      SOLE                         3,660,000
----------------------------------------------------------------------------------------------------------------------------------
CERNER CORP COM                   COM 156782104   $31,175     657,000  SH      SOLE                          657,000
----------------------------------------------------------------------------------------------------------------------------------
CHECKFREE CORP                    COM 162813109   $28,987     574,000  SH      SOLE                          574,000
----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP COM                    COM 171779101   $28,801    5,528,000 SH      SOLE                         5,528,000
----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC COM                 COM 17275R102   $117,386   5,417,000 SH      SOLE                         5,417,000
----------------------------------------------------------------------------------------------------------------------------------
CITRIX SYSTEMS INC COM            COM 177376100   $22,967     606,000  SH      SOLE                          606,000
----------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECH SOLUT IONS
CORP                              COM 192446102   $87,986    1,479,000 SH      SOLE                         1,479,000
----------------------------------------------------------------------------------------------------------------------------------





                                           Andor Capital Management LLC
                                            Form 13F Information Table
                                           Quarter ended March 31, 2006

                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                TITLE           FAIR MARKET SHARES OR
                                 OF   CUSIP        VALUE    PRINCIPAL SH/ PUT/      SHARED SHARED OTHER
ISSUER                          CLASS NUMBER  (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC
USD CO                            COM 205862402   $41,316    1,755,900 SH      SOLE                         1,755,900
----------------------------------------------------------------------------------------------------------------------------------
CYMER INC COM                     COM 232572107   $21,811     480,000  SH      SOLE                          480,000
----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC COM                COM 26874Q100   $29,327     570,000  SH      SOLE                          570,000
----------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE                 COM 298736109   $21,601     571,000  SH      SOLE                          571,000
----------------------------------------------------------------------------------------------------------------------------------
FILENET CORP COM                  COM 316869106    $5,404     200,000  SH      SOLE                          200,000
----------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HOLDING              ADRS 34415V109   $22,802     393,000  SH      SOLE                          393,000
----------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD COM            COM G36535139   $12,301     260,000  SH      SOLE                          260,000
----------------------------------------------------------------------------------------------------------------------------------
FRSCLE SEMICND B                  COM 35687M206     $920      33,124   SH      SOLE                           33,124
----------------------------------------------------------------------------------------------------------------------------------
GOOGLE                            COM 38259P508   $166,569    427,100  SH      SOLE                          427,100
----------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDE CO COM STK            COM 38821G101   $14,951     349,000  SH      SOLE                          349,000
----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO COM                COM 406216101   $42,717     585,000  SH      SOLE                          585,000
----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE TECHNOLOGY I    COM 458118106    $4,681     315,000  SH      SOLE                          315,000
----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON SOLUTIONS I    COM 45812P107     $664      100,000  SH      SOLE                          100,000
----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP COM STK         COM 46612J101   $55,911   13,408,000 SH      SOLE                         13,408,000
----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC              COM 48203R104   $37,666    1,970,000 SH      SOLE                         1,970,000
----------------------------------------------------------------------------------------------------------------------------------
LAM RESH CORP COM                 COM 512807108    $9,417     219,000  SH      SOLE                          219,000
----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMM INC COM              COM 52729N100   $74,364   14,356,000 SH      SOLE                         14,356,000
----------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP COM             COM 565849106   $28,526     374,500  SH      SOLE                          374,500
----------------------------------------------------------------------------------------------------------------------------------
MARVELL TECH GP                   COM G5876H105   $48,420     895,000  SH      SOLE                          895,000
----------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP COM                   COM 577729205    $2,034     212,800  SH      SOLE                          212,800
----------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATERIALS INC COM     COM 552715104   $63,429    1,718,000 SH      SOLE                         1,718,000
----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP COM                COM 594918104   $123,806   4,550,000 SH      SOLE                         4,550,000
----------------------------------------------------------------------------------------------------------------------------------





                                           Andor Capital Management LLC
                                            Form 13F Information Table
                                           Quarter ended March 31, 2006

                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                TITLE           FAIR MARKET SHARES OR
                                 OF   CUSIP        VALUE    PRINCIPAL SH/ PUT/      SHARED SHARED OTHER
ISSUER                          CLASS NUMBER  (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC COM                  COM 620076109   $217,278   9,484,000 SH      SOLE                         9,484,000
----------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD             COM G6359F103   $29,563     413,000  SH      SOLE                          413,000
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL-OILWELL VARCO INC COM    COM 637071101   $23,404     365,000  SH      SOLE                          365,000
----------------------------------------------------------------------------------------------------------------------------------
NETFLIX INC COM                   COM 64110L106   $31,657    1,092,000 SH      SOLE                         1,092,000
----------------------------------------------------------------------------------------------------------------------------------
NII HOLDINGS INC CL-B COM         COM 62913F201   $15,627     265,000  SH      SOLE                          265,000
----------------------------------------------------------------------------------------------------------------------------------
NOBLE CORP                        COM G65422100   $43,956     542,000  SH      SOLE                          542,000
----------------------------------------------------------------------------------------------------------------------------------
PALM INC NEW COM                  COM 696643105   $16,732     722,446  SH      SOLE                          722,446
----------------------------------------------------------------------------------------------------------------------------------
PATTERSON-UTI ENERGY INC          COM 703481101   $27,613     864,000  SH      SOLE                          864,000
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC COM                  COM 747525103   $237,108   4,685,000 SH      SOLE                         4,685,000
----------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP / DLT AND STORAGE    COM 747906204     $673      180,000  SH      SOLE                          180,000
----------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWRKS                   COM 757209507   $32,969    1,520,000 SH      SOLE                         1,520,000
----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD USD .01 COM      COM 806857108   $31,643     250,000  SH      SOLE                          250,000
----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                COM G7945J104   $44,787    1,701,000 SH      SOLE                         1,701,000
----------------------------------------------------------------------------------------------------------------------------------
SIRF Technology Hold ing          COM 82967H101    $6,365     179,500  SH      SOLE                          179,500
----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC USD06        COM 866810104   $34,884    6,800,000 SH      SOLE                         6,800,000
----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC COM                   COM 879664100    $1,590     100,000  SH      SOLE                          100,000
----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS IN C USD1 CO    COM 882508104   $104,943   3,232,000 SH      SOLE                         3,232,000
----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC COM STK           COM 887317105    $2,267     135,000  SH      SOLE                          135,000
----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER TELECOM INC COM       COM 887319101   $10,770     600,000  SH      SOLE                          600,000
----------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC COM      COM 895919108    $8,718     300,000  SH      SOLE                          300,000
----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP COMSTK         COM 91913Y100   $18,532     310,000  SH      SOLE                          310,000
----------------------------------------------------------------------------------------------------------------------------------




                                           Andor Capital Management LLC
                                            Form 13F Information Table
                                           Quarter ended March 31, 2006

                                                                              INVESTMENT DISCRETION             VOTING AUTHORITY
                                TITLE           FAIR MARKET SHARES OR
                                 OF   CUSIP        VALUE    PRINCIPAL SH/ PUT/      SHARED SHARED OTHER
ISSUER                          CLASS NUMBER  (IN THOUSANDS) AMOUNT   PRN CALL SOLE DEFINED OTHER  MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC COM      COM 957541105     $326      80,000   SH      SOLE                           80,000
----------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP COM          COM 958102105   $19,080     982,000  SH      SOLE                          982,000
----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE COM STK              COM 983759101    $7,795     350,000  SH      SOLE                          350,000
----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC COM                     COM 984332106   $102,619   3,181,000 SH      SOLE                         3,181,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                          2,750,247
(in thousands)

